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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08743

Invesco Senior Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2015
Invesco Senior Income Trust
NYSE: VVR

2 Letters to Shareholders

3 Trust Performance

4 Dividend Reinvestment Plan

5 Schedule of Investments

24 Financial Statements

27 Notes to Financial Statements

36 Financial Highlights

38 Tax Information

39 Approval of Investment Advisory and Sub-Advisory Contracts

41 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. On our homepage, simply select “Closed-End Funds” in the Product Finder box – and then click “Account access” in the Quick Links box to register.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

2                         Invesco Senior Income Trust

Trust Performance

Performance summary Cumulative total returns, 2/28/15 to 8/31/15
Trust at NAV	-0.71%
Trust at Market Value	-5.48
Credit Suisse Leveraged Loan Index▼	0.61

Market Price Discount to NAV as of 8/31/15	-11.78
Source: ▼Bloomberg LP

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

    The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

3 Invesco Senior Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the

Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4                         Invesco Senior Income Trust

Schedule of Investments

August 31, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–127.73%(b)(c)
Aerospace & Defense–4.08%
BE Aerospace Inc., Term Loan	4.00%	12/16/21		$2,327	$2,342,476
Camp International Holding Co.,
First Lien Term Loan	4.75%	05/31/19		1,266	1,258,011
Second Lien Term Loan	8.25%	11/30/19		155	154,897
Consolidated Aerospace Manufacturing, LLC, Term Loan(d)	—	08/11/22		1,259	1,255,767
Element Materials Technology Group US Holdings Inc., Term Loan B	5.00%	08/08/21		496	497,708
IAP Worldwide Services,
Revolver Loan(e)	0.00%	07/18/18		1,255	1,229,709
Second Lien Term Loan	8.00%	07/18/19		1,468	1,475,595
Landmark U.S. Holdings LLC,
Canadian Term Loan	4.75%	10/25/19		249	248,183
First Lien Term Loan	4.75%	10/25/19		6,285	6,253,269
PRV Aerospace, LLC, Term Loan	6.50%	05/09/18		2,685	2,657,807
Sequa Corp., Term Loan	5.25%	06/19/17		2,701	2,306,178
Transdigm Inc.,
Term Loan C	3.75%	02/28/20		7,690	7,625,605
Term Loan D	3.75%	06/04/21		2,476	2,455,276
Term Loan E	3.50%	05/16/22		5,914	5,857,078
					35,617,559

Air Transport–0.70%
American Airlines, Inc., Term Loan	3.25%	06/27/20		323	320,431
Delta Air Lines, Inc., Revolver Loan(e)	0.00%	10/18/17		1,076	1,044,889
Gol Luxco S.A. (Luxembourg), Term Loan(d)	—	08/31/20		3,076	3,064,706
United Continental Holdings, Inc., Term Loan B-1	3.50%	09/15/21		1,688	1,687,258
					6,117,284

Automotive–5.56%
Affinia Group Inc., Term Loan B-2	4.75%	04/27/20		2,481	2,485,321
Allison Transmission, Inc., Term Loan B-3	3.50%	08/23/19		588	587,999
American Tire Distributors, Inc., Term Loan	5.25%	09/01/21		2,765	2,782,158
Autoparts Holdings Ltd., First Lien Term Loan	7.00%	07/29/17		691	621,684
BBB Industries, LLC,
First Lien Term Loan	6.00%	11/03/21		1,249	1,249,727
Second Lien Term Loan	9.75%	11/03/22		548	535,486
Dealer Tire, LLC, Term Loan	5.50%	12/22/21		1,453	1,464,593
Dexter Axle Co., Term Loan	4.50%	02/28/20		1,803	1,791,361
FCA US LLC, Term Loan	3.50%	05/24/17		1,068	1,067,946
Federal-Mogul Corp., Term Loan C	4.75%	04/15/21		16,323	15,975,714
Goodyear Tire & Rubber Co., Second Lien Term Loan	3.75%	04/30/19		1,324	1,329,499
Henniges Automotive Holdings, Inc., Term Loan	5.50%	06/12/21		1,018	1,018,956
Key Safety Systems, Inc., Term Loan	4.75%	08/29/21		236	236,165
Midas Intermediate Holdco II, LLC,
Delayed Draw Term Loan	4.50%	08/18/21		123	123,061
Term Loan	4.50%	08/18/21		1,090	1,092,166
MPG Holdco I Inc., Term Loan B-1	3.75%	10/20/21		1,965	1,963,619
Nelson Bidco Ltd. (United Kingdom), Second Lien Term Loan(d)	—	12/17/22	GBP	500	773,580
TI Group Automotive Systems, LLC, Term Loan	4.50%	06/25/22		3,686	3,674,644

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Automotive–(continued)
Tower Automotive Holdings USA, LLC, Term Loan	4.00%	04/23/20	$3,205	$3,195,770
Transtar Holding Co.,
First Lien Term Loan	5.75%	10/09/18	3,701	3,668,525
Second Lien Term Loan	10.00%	10/09/19	1,117	1,086,714
Wand Intermediate I L.P.,
First Lien Term Loan	4.75%	09/17/21	1,023	1,024,878
Second Lien Term Loan	8.25%	09/17/22	732	728,640
				48,478,206

Beverage & Tobacco–0.08%
Winebow Holdings, Inc., Second Lien Term Loan (Acquired 06/27/14; Cost $722,883)	8.50%	12/31/21	728	702,041

Building & Development–2.69%
Capital Automotive L.P., Second Lien Term Loan	6.00%	04/30/20	2,862	2,883,612
DI Purchaser, Inc., First Lien Term Loan	6.00%	12/15/21	899	887,701
Lake at Las Vegas Joint Venture, LLC,
Exit Revolver Loan (Acquired 07/17/12; Cost $19,114)(e)	0.00%	02/28/17	19	14,431
PIK Exit Revolver Loan (Acquired 07/19/10-06/30/15; Cost $230,143)(f)	5.00%	02/28/17	230	173,758
Mannington Mills, Inc., Term Loan	4.75%	10/01/21	607	608,423
Mueller Water Products, Inc., Term Loan	4.00%	11/25/21	58	57,899
Nortek, Inc., Incremental Term Loan 1	3.50%	10/30/20	853	848,379
Quikrete Holdings, Inc., First Lien Term Loan	4.00%	09/26/20	5,115	5,096,849
Re/Max International, Inc., Term Loan	4.25%	07/31/20	1,905	1,911,673
Realogy Corp.,
Revolver Loan(e)	0.00%	03/05/18	2,886	2,785,315
Synthetic LOC	4.45%	10/10/16	14	13,448
Term Loan B	3.75%	03/05/20	7,942	7,927,267
Tamarack Resort LLC,
PIK Term Loan A (Acquired 03/07/14-07/15/15; Cost $237,450)(f)	8.00%	03/07/16	237	237,418
PIK Term Loan B (Acquired 03/07/14-06/30/15; Cost $53,830)(f)	6.50%	02/28/19	654	0
				23,446,173

Business Equipment & Services–14.48%
Accelya International S.A. (Luxembourg),
Term Loan A-1	5.03%	03/06/20	1,186	1,182,719
Term Loan A-2	5.03%	03/06/20	410	408,711
Acosta, Inc., Term Loan B-1	4.25%	09/26/21	2,029	2,012,499
Asurion LLC,
Incremental Term Loan B-1	5.00%	05/24/19	1,607	1,599,097
Incremental Term Loan B-2	4.25%	07/08/20	12,064	11,795,925
Incremental Term Loan B-4	5.00%	08/04/22	2,711	2,688,130
Second Lien Term Loan	8.50%	03/03/21	14,821	14,574,043
AVSC Holding Corp., First Lien Term Loan	4.50%	01/25/21	1,123	1,117,230
Brickman Group Ltd. LLC,
First Lien Term Loan	4.00%	12/18/20	3,737	3,689,832
Second Lien Term Loan	7.50%	12/17/21	665	652,994
Brock Holdings III, Inc., First Lien Term Loan	6.00%	03/16/17	275	268,814
Caraustar Industries, Inc.,
Incremental Term Loan	8.00%	05/01/19	816	816,073
Term Loan	8.00%	05/01/19	2,469	2,470,480
Cast & Crew Payroll, LLC, Term Loan	4.75%	08/12/22	855	851,505
Checkout Holding Corp.,
Second Lien Term Loan	7.75%	04/11/22	2,284	1,605,600
Term Loan B	4.50%	04/09/21	3,748	3,354,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Connolly, LLC, Second Lien Term Loan	8.00%	05/14/22		$2,051	$2,060,410
Crossmark Holdings, Inc.,
First Lien Term Loan	4.50%	12/20/19		1,980	1,760,003
Second Lien Term Loan	8.75%	12/21/20		731	592,247
Dream Secured Bondco AB (Sweden), Mezzanine Loan	10.50%	08/15/19	EUR	3,000	3,463,237
Emdeon Inc., Term Loan B-2(d)	—	11/02/18		2,035	2,032,287
Expert Global Solutions, Inc., First Lien Term Loan B	8.50%	04/03/18		2,096	2,093,533
First Data Corp.,
Term Loan	3.70%	03/23/18		18,405	18,295,529
Term Loan	3.95%	07/10/22		2,016	2,007,551
Term Loan B	3.70%	09/24/18		3,800	3,777,380
Genesys Telecom Holdings, U.S., Inc., Term Loan 2	4.50%	11/13/20		2,187	2,186,846
Global Healthcare Exchange, LLC, Term Loan(d)	—	08/13/22		813	815,263
Hillman Group, Inc., Term Loan	4.50%	06/30/21		1,094	1,091,297
Information Resources, Inc., Term Loan	4.75%	09/30/20		36	35,841
Inmar, Inc.,
Second Lien Term Loan	8.00%	01/27/22		173	169,283
Term Loan	4.25%	01/27/21		966	956,934
Intertrust Group B.V. (Netherlands),
Second Lien Term Loan 2	8.00%	04/16/22		1,655	1,660,105
Term Loan B-5	4.53%	04/16/21		1,267	1,270,623
Karman Buyer Corp.,
Second Lien Term Loan	7.50%	07/25/22		1,305	1,271,803
Term Loan	4.25%	07/25/21		4,259	4,224,022
Kronos Inc.,
Incremental First Lien Term Loan	4.50%	10/30/19		1,301	1,303,762
Second Lien Term Loan	9.75%	04/30/20		1,273	1,298,632
Learning Care Group (US) No. 2 Inc., Term Loan	5.00%	05/05/21		2,707	2,712,525
LS Deco LLC, Term Loan B	5.50%	05/21/22		1,095	1,104,699
Prime Security Services Borrower, LLC,
First Lien Term Loan B	5.00%	07/01/21		1,836	1,836,649
Second Lien Term Loan B	9.75%	07/01/22		692	685,695
Sensus USA, Inc., First Lien Term Loan	4.50%	05/09/17		746	744,670
Spin Holdco Inc., First Lien Term Loan	4.25%	11/14/19		8,360	8,271,165
Stiphout Finance LLC,
Second Lien Term Loan(d)	—	01/01/23		538	539,736
Term Loan(d)	—	01/01/22		1,050	1,052,214
SunGard Data Systems Inc., Term Loan C	3.94%	02/28/17		200	200,116
TNS Inc.,
First Lien Term Loan	5.00%	02/14/20		1,974	1,979,479
Second Lien Term Loan	9.00%	08/14/20		192	191,152
Trans Union LLC, Term Loan B-2	3.50%	04/09/21		4,500	4,473,279
Wash MultiFamily Acquisition Inc.,
Canadian First Lien Term Loan	4.25%	05/13/22		131	130,282
Canadian Second Lien Term Loan	8.00%	05/14/23		21	20,871
First Lien Term Loan	4.25%	05/13/22		748	743,921
Second Lien Term Loan	8.00%	05/12/23		119	119,164
					126,260,665

Cable & Satellite Television–4.87%
Altice Financing S.A. (Luxembourg),
Term Loan	5.50%	07/02/19		800	804,997
Term Loan(d)	—	02/04/22	EUR	1,000	1,126,448
Term Loan	5.25%	02/04/22		1,485	1,497,466

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
Cequel Communications, LLC, Revolver Loan(e)	0.00%	02/14/17	$4,998	$4,910,852
Charter Communications Operating LLC, Term Loan I(d)	—	01/24/23	8,210	8,211,049
Ion Media Networks, Inc., Term Loan B-1	4.75%	12/18/20	4,845	4,857,481
MCC Iowa, Term Loan J	3.75%	06/30/21	445	444,483
Mediacom Illinois, LLC,
Term Loan E	3.16%	10/23/17	1,504	1,501,727
Term Loan G	3.50%	06/30/21	1,169	1,166,693
Virgin Media Investment Holdings Ltd. (United Kingdom), Term Loan F	3.50%	06/30/23	6,438	6,378,668
WideOpenWest Finance, LLC, Term Loan B	4.50%	04/01/19	4,280	4,274,156
YPSO Holding S.A. (France), Term Loan B-5	4.00%	07/29/22	1,172	1,168,743
Ziggo B.V. (Netherlands),
Term Loan B-1	3.50%	01/15/22	2,299	2,272,419
Term Loan B-2	3.50%	01/15/22	1,481	1,464,390
Term Loan B-3	3.50%	01/15/22	2,436	2,408,398
				42,487,970

Chemicals & Plastics–5.08%
Allnex & Cy S.C.A.,
Term Loan B-1	4.50%	10/03/19	112	112,365
Term Loan B-2	4.50%	10/03/19	58	58,303
Ascend Performance Materials Operations LLC, Term Loan B	6.75%	04/10/18	2,298	2,059,993
Charter NEX US Holdings, Inc., First Lien Term Loan	5.25%	02/05/22	659	662,458
Chemours Co. (The), Term Loan B	3.75%	05/12/22	2,181	2,110,626
Chemstralia Finco LLC, Term Loan (Acquired 02/09/15; Cost $2,309,378)	7.25%	02/28/22	2,422	2,427,592
Chromaflo Technologies Corp.,
First Lien Term Loan B	4.50%	12/02/19	870	848,454
Second Lien Term Loan (Acquired 11/20/13; Cost $487,052)	8.25%	06/02/20	489	464,425
Colouroz Investment LLC (Germany),
First Lien Term Loan B-2	4.50%	09/07/21	2,096	2,093,784
Second Lien Term Loan B-2	8.25%	09/05/22	4,050	4,044,902
Term Loan C	4.50%	09/07/21	347	346,669
Constantinople Acquisition GmbH (Austria),
Term Loan B-1	4.75%	04/30/22	156	156,863
Term Loan B-2	4.75%	04/30/22	802	805,515
Eco Services Operations LLC, Term Loan	4.75%	12/01/21	1,160	1,156,793
Ferro Corp., Term Loan (Acquired 07/30/14; Cost $681,005)	4.00%	07/30/21	684	683,923
Gemini HDPE LLC, Term Loan	4.75%	08/06/21	984	985,346
HII Holding Corp., First Lien Term Loan	4.25%	12/20/19	1,644	1,636,591
Huntsman International LLC, Incremental Term Loan 1	3.75%	10/01/21	2,669	2,675,080
Ineos Holdings Ltd.,
Term Loan	3.75%	05/04/18	1,058	1,054,992
Term Loan	4.25%	03/31/22	408	407,444
MacDermid, Inc.,
First Lien Term Loan B	4.50%	06/07/20	268	268,335
Term Loan B-2	4.75%	06/07/20	751	752,639
OMNOVA Solutions, Inc., Term Loan B-1	4.25%	05/31/18	1,393	1,391,586
Otter Products, LLC, Term Loan B	5.75%	06/03/20	3,630	3,573,004
Oxea Finance LLC,
First Lien Term Loan B-2	4.25%	01/15/20	3,547	3,471,271
Second Lien Term Loan	8.25%	07/15/20	1,440	1,356,059
Prolampac Intermediate Inc.,
Second Lien Term Loan(d)	—	08/18/23	678	666,037
Term Loan(d)	—	08/18/22	1,752	1,756,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Royal Holdings, Inc.,
Second Lien Term Loan	8.50%	06/19/23		$347	$347,482
Term Loan	4.50%	06/17/22		203	203,166
Styrolution US Holding LLC, First Lien Term Loan B-1	6.50%	11/07/19		3,858	3,887,082
Tata Chemicals North America Inc., Term Loan	3.75%	08/07/20		1,048	1,048,016
Trinseo Materials Finance, Inc., Term Loan B	4.25%	11/05/21		749	748,299
					44,261,422

Clothing & Textiles–1.65%
ABG Intermediate Holdings 2 LLC,
Delayed Draw Incremental Second Lien Term Loan(e)	0.00%	05/27/22		52	52,162
Delayed Draw Incremental Term Loan(e)	0.00%	05/27/21		173	172,713
First Lien Term Loan	5.50%	05/27/21		2,258	2,260,100
Second Lien Term Loan	9.50%	05/27/22		1,173	1,185,178
Ascena Retail Group, Inc., Term Loan B(d)	—	08/21/22		8,754	8,586,229
Varsity Brands Holding Co., Inc., Term Loan	5.00%	12/10/21		2,116	2,124,713
					14,381,095

Conglomerates–0.89%
CeramTec Acquisition Corp.,
Term Loan B-1	4.25%	08/30/20		1,193	1,193,337
Term Loan B-2	4.25%	08/30/20		123	122,673
Term Loan B-3	4.25%	08/30/20		361	361,176
Epiq Systems, Inc., Term Loan	4.50%	08/27/20		3,159	3,150,767
Jarden Corp., Term Loan B-2	2.95%	07/30/22		18	18,212
Penn Engineering & Manufacturing Corp., Incremental Term Loan B	4.00%	08/29/21		162	162,392
Spectrum Brands, Inc., Term Loan	3.75%	06/23/22		941	943,248
Tekni-Plex, Inc.,
Second Lien Term Loan	8.75%	06/01/23		603	604,444
Term Loan B-1	4.50%	06/01/22		1,170	1,166,650
					7,722,899

Containers & Glass Products–1.69%
Berlin Packaging, LLC,
Second Lien Term Loan	7.75%	09/30/22		397	395,180
Term Loan	4.50%	10/01/21		1,472	1,475,724
Berry Plastics Group, Inc.,
Term Loan D	3.50%	02/08/20		1,480	1,460,203
Term Loan E	3.75%	01/06/21		72	71,259
BWAY Holding Co., Term Loan	5.50%	08/14/20		1,372	1,374,523
Consolidated Container Co. LLC, Term Loan	5.00%	07/03/19		891	848,783
Devix US, Inc., First Lien Term Loan B	4.25%	05/03/21		967	966,966
Duran Group (Germany), Term Loan C(d)	—	11/28/19		1,401	1,404,660
Hoffmaster Group, Inc.,
First Lien Term Loan	5.25%	05/09/20		2,010	2,007,629
Second Lien Term Loan	10.00%	05/09/21		410	404,133
Horizon Holdings III (France), Term Loan B(d)	—	08/07/22	EUR	2,500	2,813,119
Klockner Pentaplast of America, Inc.,
German Term Loan	5.00%	04/28/20		288	288,570
Term Loan	5.00%	04/28/20		673	675,254
Ranpak Corp.,
Second Lien Term Loan	8.25%	10/03/22		217	215,954
Term Loan B-1	4.25%	10/01/21		319	318,635
					14,720,592

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Cosmetics & Toiletries–0.52%
Prestige Brands, Inc., Term Loan B-3	3.51%	09/03/21	$1,724	$1,724,593
Vogue International LLC, Term Loan B	5.75%	02/14/20	2,839	2,855,455
				4,580,048

Drugs–3.34%
BPA Laboratories,
First Lien Term Loan	2.79%	07/03/17	1,916	1,577,184
Second Lien Term Loan	2.79%	07/03/17	1,666	1,303,678
Endo Pharmaceuticals Holdings Inc., Incremental Term Loan B(d)	—	01/01/22	5,542	5,553,842
Grifols Worldwide Operations USA, Inc., Term Loan B	3.20%	02/27/21	6,797	6,800,022
Valeant Pharmaceuticals International, Inc. (Canada),
Series E-1, Term Loan B	3.75%	08/05/20	1,591	1,589,066
Series F-1, Term Loan B	4.00%	04/01/22	12,249	12,267,742
				29,091,534

Ecological Services & Equipment–0.13%
ADS Waste Holdings, Inc., Term Loan B-2	3.75%	10/09/19	369	366,626
PSSI Holdings LLC, Term Loan	5.00%	12/02/21	749	749,938
Waste Industries USA, Inc., Term Loan	4.25%	02/27/20	51	51,620
				1,168,184

Electronics & Electrical–11.24%
4L Technologies Inc., Term Loan	5.50%	05/08/20	5,596	5,511,968
AF Borrower LLC, Term Loan	6.25%	01/28/22	1,996	2,006,427
Applied Systems, Inc., Term Loan	4.25%	01/23/21	577	576,539
Avago Technologies Cayman Ltd. (Luxembourg), Term Loan	3.75%	05/06/21	4,978	4,981,302
AVG Technologies N.V. (Netherlands), Term Loan	5.75%	10/15/20	1,325	1,332,814
Blackboard Inc., Term Loan B-3	4.75%	10/04/18	6,171	6,146,712
Blue Coat Holdings, Inc., Term Loan	4.50%	05/22/22	874	870,286
BMC Software Finance, Inc., Term Loan	5.00%	09/10/20	1,706	1,574,863
Carros US LLC, Term Loan	4.50%	09/30/21	926	925,618
CommScope, Inc., Term Loan 5	3.75%	12/29/22	3,013	3,008,560
Compuware Corp.,
Term Loan B-1	6.25%	12/15/19	672	654,752
Term Loan B-2	6.25%	12/15/21	1,925	1,862,834
Deltek, Inc., Term Loan	5.00%	06/25/22	3,147	3,152,540
Diamond US Holding LLC, Term Loan	4.75%	12/17/21	1,507	1,512,532
Fidji Luxembourg BC4 S.a r.l. (Luxembourg), Term Loan	6.25%	12/24/20	1,459	1,461,707
Freescale Semiconductor, Inc.,
Term Loan B-4	4.25%	02/28/20	7,417	7,417,380
Term Loan B-5	5.00%	01/15/21	563	564,071
Hyland Software, Inc., Second Lien Term Loan	8.25%	07/03/23	338	337,214
Infor (US), Inc., Term Loan B-3	3.75%	06/03/20	1,053	1,024,613
Lattice Semiconductor Corp., Term Loan	5.25%	03/10/21	1,575	1,539,930
Linxens France S.A.,
First Lien Term Loan B-1(d)	—	01/01/22	1,462	1,459,141
Second Lien Term Loan B-1(d)	—	01/01/23	675	672,462
MA Finance Co., LLC, Term Loan C	4.50%	11/20/19	4,716	4,717,770
Mediaocean LLC, Term Loan	5.75%	08/15/22	1,138	1,134,814
Mirion Technologies, Inc., Term Loan	5.75%	03/31/22	1,968	1,976,420
MSC.Software Corp.,
First Lien Term Loan	5.00%	05/29/20	838	827,715
Second Lien Term Loan	8.50%	06/01/21	419	406,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Natel Engineering Co., Inc., Term Loan	6.75%	04/10/20		$1,345	$1,350,456
Oberthur Technologies of America Corp., Term Loan B-2	4.50%	10/18/19		1,105	1,102,897
Omnitracs, Inc., Term Loan	4.75%	11/25/20		1,456	1,447,661
Peak 10, Inc.,
First Lien Term Loan	5.00%	06/17/21		469	468,290
Second Lien Term Loan (Acquired 06/10/14; Cost $365,784)	8.25%	06/17/22		369	352,318
Riverbed Technology, Inc., Term Loan	6.00%	04/25/22		2,282	2,288,926
RP Crown Parent, LLC,
First Lien Term Loan	6.00%	12/21/18		8,800	8,109,467
Second Lien Term Loan	11.25%	12/21/19		763	668,223
Ship Luxco 3 S.a.r.l. (Luxembourg),
Term Loan	4.50%	11/29/19		2,829	2,835,617
Term Loan C-2	4.75%	11/30/19		963	969,090
Skillsoft Corp., Term Loan	5.75%	04/28/21		4,624	4,439,313
SS&C Technologies Inc.,
Term Loan B-1	4.00%	07/08/22		4,784	4,799,882
Term Loan B-2	4.00%	07/08/22		775	777,634
Sybil Software LLC, Term Loan	4.25%	03/20/20		839	840,477
TTM Technologies, Inc., Term Loan B	6.00%	05/31/21		3,263	3,115,781
Zebra Technologies Corp., Term Loan	4.75%	10/27/21		6,706	6,755,223
					97,978,548

Equipment Leasing–0.22%
Flying Fortress Inc., Term Loan	3.50%	04/30/20		56	55,866
IBC Capital US LLC, Term Loan	4.75%	09/09/21		1,926	1,875,261
					1,931,127

Financial Intermediaries–1.98%
Black Knight InfoServ, LLC, Term Loan B	3.75%	05/27/22		509	510,693
iPayment Inc., Term Loan	6.75%	05/08/17		3,805	3,739,698
MoneyGram International, Inc., Term Loan	4.25%	03/27/20		5,326	5,014,989
RJO Holdings Corp., Term Loan	6.95%	12/10/16		3,346	3,111,546
RPI Finance Trust, Term Loan B-4	3.50%	11/09/20		3,579	3,583,445
SAM Finance Lux S.a.r.l. (Luxembourg), Term Loan	4.25%	12/17/20		1,264	1,268,643
					17,229,014

Food & Drug Retailers–1.27%
Albertson’s LLC, Term Loan B-4	5.50%	08/25/21		8,186	8,204,244
Pret A Manger (United Kingdom), Term Loan B(d)	—	06/19/20	GBP	750	1,150,881
SuperValu Inc., Term Loan	4.50%	03/21/19		1,748	1,755,538
					11,110,663

Food Products–5.14%
AdvancePierre Foods, Inc.,
First Lien Term Loan	5.75%	07/10/17		6,722	6,741,618
Second Lien Term Loan	9.50%	10/10/17		1,652	1,665,237
Candy Intermediate Holdings, Inc., Term Loan	7.50%	06/18/18		3,048	3,043,846
Charger OpCo B.V., Term Loan B-1	4.25%	07/02/22		4,302	4,313,730
CSM Bakery Supplies LLC,
First Lien Term Loan	5.00%	07/03/20		4,712	4,708,058
Second Lien Term Loan	8.75%	07/03/21		1,266	1,196,530
Dole Food Co., Inc., Term Loan B	4.50%	11/01/18		4,649	4,657,732
Hearthside Group Holdings, LLC,
Revolver Loan(e)	0.00%	06/02/19		1,374	1,357,980
Term Loan	4.50%	06/02/21		1,601	1,595,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–(continued)
Hostess Brands, LLC, Second Lien Term Loan B	8.50%	08/03/23		$649	$651,726
JBS USA, LLC,
Incremental Term Loan(d)	—	01/01/22		4,014	4,003,816
Incremental Term Loan	3.75%	09/18/20		546	545,020
Term Loan	3.75%	05/25/18		2,906	2,905,547
Onex Wizard US Acquisition, Term Loan	4.25%	03/13/22		3,285	3,289,680
Post Holdings, Inc.,
Incremental Term Loan A	3.75%	06/02/21		398	397,674
Revolver Loan(e)	0.00%	01/29/19		2,057	2,051,471
Shearer’s Foods, LLC,
First Lien Term Loan	4.50%	06/30/21		1,533	1,519,904
Second Lien Term Loan	7.75%	06/30/22		214	210,718
					44,855,413

Food Service–2.60%
Portillo’s Holdings, LLC,
First Lien Term Loan B	4.75%	08/02/21		1,085	1,083,707
Second Lien Term Loan	8.00%	08/01/22		423	422,159
Red Lobster Management, LLC, Term Loan	6.25%	07/28/21		1,709	1,721,583
Restaurant Holding Co., LLC, First Lien Term Loan	8.75%	02/28/19		1,750	1,557,355
Steak n Shake Operations, Inc., Term Loan	4.75%	03/19/21		1,286	1,281,358
TMK Hawk Parent, Corp.,
First Lien Term Loan	5.25%	10/01/21		1,247	1,249,637
Second Lien Term Loan (Acquired 09/26/14; Cost $570,865)	8.50%	10/01/22		576	581,725
US Foods, Inc., Incremental Term Loan	4.50%	03/31/19		11,082	11,114,017
Weight Watchers International, Inc., Term Loan B-2	4.00%	04/02/20		7,180	3,626,658
					22,638,199

Forest Products–0.40%
Builders FirstSource, Inc., Term Loan	6.00%	07/29/22		719	717,204
NewPage Corp., Term Loan B	9.50%	02/11/21		2,373	1,427,355
Xerium Technologies, Inc., Term Loan	5.75%	05/17/19		1,355	1,362,495
					3,507,054

Health Care–8.77%
Acadia Healthcare Co., Inc., Term Loan B	4.25%	02/11/22		634	639,622
Accellent Inc.,
Second Lien Term Loan	7.50%	03/12/22		1,107	1,116,346
Term Loan	4.50%	03/12/21		5,605	5,605,271
ATI Holdings, Inc., Term Loan	5.25%	12/20/19		1,655	1,664,199
Auris Luxembourg III S.a.r.l. (Luxembourg), Term Loan B-4	4.75%	01/17/22		1,604	1,606,419
CareCore National, LLC, Term Loan	5.50%	03/05/21		1,337	1,309,917
Carestream Health, Inc., First Lien Term Loan	5.00%	06/07/19		3,075	3,054,079
Community Health Systems, Inc., Incremental Term Loan F	3.57%	12/31/18		2,467	2,469,112
Concordia Healthcare Corp. (Canada), Term Loan	4.75%	04/21/22		1,201	1,204,587
Creganna Finance (US) LLC,
First Lien Term Loan	4.75%	12/01/21		636	638,297
Second Lien Term Loan	9.00%	06/01/22		634	637,281
DJO Finance LLC, Term Loan	4.25%	06/07/20		5,641	5,625,004
eResearchTechnology, Inc., Term Loan	5.50%	05/08/22		1,546	1,549,285
HC Group Holdings III, Inc., Term Loan	6.00%	04/07/22		1,569	1,576,717
Hill-Rom Holdings, Inc., Term Loan B(d)	—	09/08/22		1,739	1,743,067
Indigo Cleanco Ltd. (United Kingdom), Term Loan B(d)	—	07/08/21	GBP	3,500	5,337,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Kindred Healthcare, Inc., Term Loan	4.25%	04/09/21		$4,274	$4,280,766
Kinetic Concepts, Inc., Term Loan E-1	4.50%	05/04/18		10,210	10,214,057
Millennium Laboratories, LLC, Term Loan B	5.25%	04/16/21		13,533	6,783,623
MPH Acquisition Holdings LLC, Term Loan	3.75%	03/31/21		4,344	4,299,223
National Surgical Hospitals, Inc., Term Loan	4.50%	06/01/22		950	951,513
Ortho-Clinical Diagnostics, Inc., Term Loan	4.75%	06/30/21		2,854	2,816,370
Pharmaceutical Product Development, Inc., Term Loan(d)	—	08/18/22		1,020	1,015,569
Phillips-Medisize Corp.,
Second Lien Term Loan	8.25%	06/16/22		369	369,150
Term Loan	4.75%	06/16/21		756	756,697
Surgery Center Holdings, Inc.,
Second Lien Term Loan	8.50%	11/03/21		1,892	1,891,345
Term Loan	5.25%	11/03/20		1,553	1,555,301
Surgical Care Affiliates, LLC, Term Loan	4.25%	03/17/22		1,218	1,217,704
Vedici Investissements (France), Term Loan B(d)	—	07/21/22	EUR	2,000	2,250,619
Western Dental Services, Inc., Term Loan	6.00%	11/01/18		2,596	2,319,351
					76,497,674

Home Furnishings–0.54%
Britax Group Ltd., Term Loan	4.50%	10/15/20		467	350,025
Mattress Holding Corp., Term Loan	5.00%	10/20/21		2,453	2,467,967
PGT, Inc., Term Loan	5.25%	09/22/21		690	692,574
Serta Simmons Holdings, LLC, Term Loan	4.25%	10/01/19		1,223	1,225,157
					4,735,723

Industrial Equipment–2.06%
Accudyne Industries LLC, Term Loan	4.00%	12/13/19		1,455	1,361,274
Crosby US Acquisition Corp.,
First Lien Term Loan	3.75%	11/23/20		1,963	1,747,175
Second Lien Term Loan	7.00%	11/22/21		960	844,387
Delachaux S.A. (France), Term Loan B-2	4.50%	10/28/21		943	942,338
Doosan Infracore International, Inc., Term Loan B	4.50%	05/28/21		3,489	3,506,793
Filtration Group Corp.,
First Lien Term Loan	4.25%	11/20/20		1,813	1,815,067
Second Lien Term Loan	8.25%	11/22/21		249	249,597
Gardner Denver, Inc., Term Loan	4.25%	07/30/20		818	782,897
Milacron LLC, Term Loan	4.50%	09/28/20		773	775,302
MX Holdings US, Inc., Term Loan B-1-A	4.00%	08/14/20		936	935,771
North American Lifting Holdings, Inc., First Lien Term Loan	5.50%	11/27/20		2,140	2,033,304
Rexnord LLC/RBS Global, Inc., Term Loan B	4.00%	08/21/20		1,481	1,469,121
Tank Holding Corp., Term Loan	5.25%	03/16/22		493	492,267
Virtuoso US LLC, Term Loan	4.25%	02/11/21		967	968,969
					17,924,262

Insurance–0.50%
Cooper Gay Swett & Crawford Ltd.,
First Lien Term Loan	5.00%	04/16/20		1,867	1,718,002
Second Lien Term Loan	8.25%	10/16/20		1,270	1,041,675
York Risk Services Holding Corp., Term Loan	4.75%	10/01/21		1,653	1,589,692
					4,349,369

Leisure Goods, Activities & Movies–4.47%
Alpha Topco Ltd. (United Kingdom),
Second Lien Term Loan	7.75%	07/29/22		4,381	4,309,857
Term Loan B-3	4.75%	07/30/21		14,860	14,776,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Leisure Goods, Activities & Movies–(continued)
Bright Horizons Family Solutions, Inc., Term Loan B-1	4.25%	01/30/20	$264	$264,695
Cinemark USA, Inc., Term Loan	3.22%	05/06/22	130	131,010
Creative Artists Agency, LLC, Term Loan	5.50%	12/17/21	1,463	1,476,058
CWGS Group, LLC, Term Loan	5.25%	02/20/20	5,033	5,055,928
Dorna Sports, S.L. (Spain), Term Loan B (Acquired 04/28/14; Cost $875,281)	3.95%	04/30/21	875	866,528
Equinox Holdings Inc.,
First Lien Term Loan	5.00%	01/31/20	2,643	2,648,075
Revolver Loan(e)	0.00%	02/01/18	974	876,581
Fitness International, LLC, Term Loan B	5.50%	07/01/20	2,567	2,457,959
Metro-Goldwyn-Mayer Inc., Second Lien Term Loan	5.13%	06/26/20	751	754,366
Performance Sports Group Ltd. (Canada), Term Loan	4.00%	04/15/21	300	299,979
Regal Cinemas Corp., Term Loan	3.75%	04/01/22	1,372	1,374,284
Seaworld Parks & Entertainment, Inc., Term Loan B-2	3.00%	05/14/20	2,948	2,834,128
Six Flags Theme Parks Inc., Term Loan B	3.50%	06/30/22	691	692,836
US FinCo LLC, Term Loan B	4.00%	05/29/20	135	134,174
				38,953,363

Lodging & Casinos–4.57%
Belmond Interfin Ltd. (Bermuda), Term Loan	4.00%	03/21/21	3,291	3,281,794
Caesars Growth Properties Holdings, LLC, Term Loan B	6.25%	05/08/21	3,475	3,046,494
Cannery Casino Resorts, LLC, First Lien Term Loan	6.00%	10/02/18	3,203	3,178,095
ESH Hospitality, Inc., Term Loan	5.00%	06/24/19	1,832	1,851,167
Harrah’s Operating Co., Inc.,
Term Loan B-4(g)	1.50%	10/31/16	296	285,269
Term Loan B-6(g)	1.50%	03/01/17	3,769	3,603,134
Hilton Worldwide Finance, LLC, Term Loan	3.50%	10/26/20	5,995	5,995,275
La Quinta Intermediate Holdings LLC, Term Loan	3.75%	04/14/21	2,799	2,797,946
Scientific Games International, Inc.,
Term Loan	6.00%	10/18/20	12,300	12,192,492
Term Loan B-2	6.00%	10/01/21	726	719,362
Twin River Management Group, Inc., Term Loan	5.25%	07/10/20	2,925	2,930,444
				39,881,472

Nonferrous Metals & Minerals–1.01%
Arch Coal, Inc., Term Loan	6.25%	05/16/18	5,330	2,896,535
Dynacast International LLC,
First Lien Term Loan B-1	4.50%	01/28/22	1,163	1,161,469
Second Lien Term Loan	9.50%	01/30/23	496	494,603
EP Minerals, LLC, Term Loan	5.50%	08/20/20	449	449,460
Novelis Inc., Term Loan	4.00%	06/02/22	3,829	3,791,315
				8,793,382

Oil & Gas–7.22%
American Energy — Marcellus, LLC,
First Lien Term Loan	5.25%	08/04/20	2,588	1,559,919
Second Lien Term Loan	8.50%	08/04/21	504	142,793
Ameriforge Group Inc., First Lien Term Loan	5.00%	12/19/19	29	20,798
Bronco Midstream Funding, LLC, Term Loan	5.00%	08/15/20	3,069	2,961,716
Citgo Holding, Inc., Term Loan	9.50%	05/12/18	6,861	6,898,506
CJ Holding Co.,
Term Loan B-1(d)	—	03/24/20	182	148,552
Term Loan B-2	7.25%	03/24/22	1,503	1,206,447
Crestwood Holdings LLC, Term Loan B-1	7.00%	06/19/19	1,890	1,748,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Oil & Gas–(continued)
Drillships Financing Holding Inc., Term Loan B-1	6.00%	03/31/21	$8,400	$6,072,969
Drillships Ocean Ventures, Inc., Term Loan	5.50%	07/25/21	3,485	2,718,153
EMG Utica, LLC, Term Loan	4.75%	03/27/20	1,365	1,309,960
Fieldwood Energy LLC,
Second Lien Term Loan	8.38%	09/30/20	8,925	3,436,174
Term Loan	3.88%	09/28/18	694	613,061
Floatel International Ltd., Term Loan	6.00%	06/27/20	3,942	2,838,345
Glenn Pool Oil & Gas Trust I, Term Loan	4.50%	05/02/16	253	252,763
HGIM Corp., Term Loan B	5.50%	06/18/20	4,873	3,449,944
Jonah Energy LLC, Second Lien Term Loan	7.50%	05/12/21	2,259	1,897,247
McDermott International, Inc., Term Loan	5.25%	04/16/19	882	879,681
NGPL PipeCo LLC, Term Loan	6.75%	09/15/17	2,420	2,190,150
Obsidian Natural Gas Trust (United Kingdom), Term Loan	7.00%	11/02/15	179	179,019
Osum Production Corp. (Canada), Term Loan	6.50%	07/31/20	1,776	1,456,358
Pacific Drilling S.A. (Luxembourg), Term Loan(d)	—	06/03/18	305	223,158
Paragon Offshore Finance Co. (Cayman Islands), Term Loan	3.75%	07/16/21	1,275	747,411
Petroleum GEO-Services ASA, Term Loan	3.25%	03/19/21	3,379	2,844,988
Samchully Midstream 3 LLC, Term Loan	5.75%	10/20/21	1,711	1,676,633
Samson Investment Co., Second Lien Term Loan 1	5.00%	09/25/18	5,313	836,871
Seadrill Operating L.P., Term Loan	4.00%	02/21/21	13,151	9,067,714
Seventy Seven Operating LLC, Term Loan	3.75%	06/25/21	1,216	1,043,135
Southcross Energy Partners, L.P., Term Loan	5.25%	08/04/21	948	914,354
Targa Resources Corp., Term Loan	5.75%	02/25/22	552	554,870
Veresen Midstream US LLC, Term Loan B-1	5.25%	03/31/22	3,030	3,038,981
				62,929,024

Publishing–2.99%
Chesapeake US Holdings Inc.,
Term Loan A	4.25%	09/30/20	903	894,691
Term Loan B	4.25%	09/30/20	1,943	1,924,733
Term Loan C	4.25%	09/30/20	703	697,157
Cygnus Business Media, Inc., PIK Term Loan (Acquired 07/19/04-07/31/15; Cost $1,322,498)(f)(h)	8.75%	12/31/15	1,333	666,597
Getty Images, Inc.,
Revolver Loan(e)	0.00%	10/18/17	2,845	2,204,496
Term Loan	4.75%	10/18/19	3,276	2,101,542
Interactive Data Corp., Term Loan	4.75%	05/02/21	1,352	1,353,532
MC Communications, LLC, Term Loan (Acquired 08/16/04; Cost $3,193,931)(d)(i)	0.00%	03/31/16	1,527	83,998
MediMedia USA, Inc., First Lien Term Loan	7.50%	11/20/18	1,725	1,683,823
Merrill Communications LLC, Term Loan	6.25%	06/01/22	3,410	3,406,097
Newsday, LLC, Term Loan	3.70%	10/12/16	2,594	2,597,355
ProQuest LLC, Term Loan	5.25%	10/24/21	2,550	2,557,596
Southern Graphics Inc., Term Loan	4.25%	10/17/19	386	383,297
Tribune Media Co., Term Loan B	3.75%	12/28/20	5,548	5,533,292
				26,088,206

Radio & Television–2.81%
Block Communications, Inc., Term Loan B	4.00%	11/07/21	640	642,773
Gray Television, Inc., Term Loan	3.75%	06/13/21	626	626,586
iHeartCommunications, Inc.,
Term Loan D	6.95%	01/30/19	11,284	10,000,514
Term Loan E	7.70%	07/31/19	11,897	10,657,934
Media General, Inc., Term Loan B	4.00%	07/31/20	1,874	1,874,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Radio & Television–(continued)
Sinclair Television Group, Inc., Term Loan B-1	3.50%	07/30/21		$703	$696,020
					24,498,488

Retailers (except Food & Drug)–7.91%
David’s Bridal, Inc.,
Asset-Based Revolver Loan(e)	0.00%	10/11/17		1,995	1,815,318
Term Loan	5.25%	10/11/19		815	780,460
Eyemart Express, LLC, Term Loan B	5.00%	12/18/21		70	70,248
Fullbeauty Brands, LLC, First Lien Term Loan	4.75%	03/18/21		2,641	2,638,046
Hudson’s Bay Co. (Canada), Term Loan(d)	—	01/01/22		1,485	1,489,580
J. Crew Group, Inc., Term Loan	4.00%	03/05/21		5,645	4,404,431
J.C. Penney Corp., Inc., Term Loan	5.00%	06/20/19		1,806	1,802,805
Jill Holdings LLC, Term Loan	6.00%	05/08/22		1,043	1,045,277
Kirk Beauty One GmbH (Germany),
Term Loan B-1(d)	—	08/13/22	EUR	162	182,398
Term Loan B-2(d)	—	08/13/22	EUR	99	111,143
Term Loan B-3(d)	—	08/13/22	EUR	243	273,250
Term Loan B-4(d)	—	08/13/22	EUR	189	212,605
Term Loan B-5(d)	—	08/13/22	EUR	42	47,246
Term Loan B-6(d)	—	08/13/22	EUR	159	179,304
Term Loan B-7(d)	—	08/13/22	EUR	107	120,256
Lands’ End, Inc., Term Loan B	4.25%	04/02/21		2,295	2,170,227
Leonardo Acquisition Corp., Term Loan	4.25%	01/31/21		608	606,839
Men’s Wearhouse, Inc. (The), Term Loan B	4.50%	06/18/21		2,986	2,995,758
Michaels Stores, Inc.,
Incremental Term Loan	4.00%	01/28/20		1,654	1,658,183
Term Loan B	3.75%	01/28/20		188	188,214
National Vision, Inc.
First Lien Term Loan	4.00%	03/13/21		3,670	3,588,954
Second Lien Term Loan	6.75%	03/13/22		76	75,030
Nine West Holdings, Inc., Term Loan	4.75%	10/08/19		1,857	1,488,131
Payless Inc.,
Second Lien Term Loan	8.50%	03/11/22		1,136	980,214
Term Loan	5.00%	03/11/21		3,833	3,488,395
Pep Boys — Manny, Moe & Jack, Term Loan	4.25%	10/11/18		1,059	1,060,394
PetSmart, Inc., Term Loan B-1	4.25%	03/11/22		2,454	2,453,785
Pier 1 Imports (U.S.), Inc., Term Loan	4.50%	04/30/21		1,368	1,359,851
Savers Inc., Term Loan	5.00%	07/09/19		4,240	3,971,896
Sears Roebuck Acceptance Corp., Term Loan	5.50%	06/30/18		13,237	13,088,511
Staples, Inc., Term Loan (d)	—	01/01/21		3,762	3,751,515
Toys ‘R’ Us Property Co. I, LLC, Term Loan	6.00%	08/21/19		7,378	6,867,368
Toys ‘R’ Us-Delaware, Inc.,
Canadian Term Loan A-1	8.25%	10/24/19		925	925,810
Term Loan A-1	8.25%	10/24/19		1,147	1,148,005
Term Loan B-2	5.25%	05/25/18		123	95,583
Term Loan B-3	5.25%	05/25/18		38	29,299
Wilton Brands LLC, Term Loan B	8.50%	08/30/18		1,871	1,839,921
					69,004,250

Steel–0.19%
TMS International Corp., Term Loan B	4.50%	10/16/20		1,728	1,687,267

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Surface Transport–1.06%
Kenan Advantage Group, Inc.,
Canadian Term Loan	4.00%	07/31/22		$127	$127,059
Delayed Draw Term Loan 1(e)	0.00%	01/31/17		56	55,631
Term Loan	4.00%	07/31/22		399	398,346
Navios Partners Finance (US) Inc., Term Loan	5.25%	06/27/18		904	905,972
PODS Holding, LLC,
First Lien Term Loan	4.50%	02/02/22		1,565	1,568,704
Second Lien Term Loan	9.25%	02/02/23		745	758,614
Stena International S.A. (Luxembourg), Term Loan	4.00%	03/03/21		3,240	2,926,485
U.S. Shipping Corp., Term Loan B-2	5.25%	06/26/21		2,031	2,034,601
Vouvray US Finance LLC, Term Loan	5.00%	06/27/21		448	449,878
					9,225,290

Telecommunications–9.72%
Avaya Inc.,
Term Loan B-6	6.50%	03/31/18		3,988	3,753,268
Term Loan B-7	6.25%	05/29/20		9,844	8,511,300
Communications Sales & Leasing, Inc., Term Loan	5.00%	10/24/22		4,788	4,590,626
Consolidated Communications, Inc., Term Loan	4.25%	12/23/20		9,247	9,238,380
Eircom Finco S.a.r.l. (Ireland), Term Loan B-3(d)	—	05/31/22	EUR	2,500	2,778,740
Fairpoint Communications, Inc., Term Loan	7.50%	02/14/19		5,333	5,360,296
Hargray Communications Group, Inc., Term Loan	5.25%	06/26/19		2,158	2,166,544
Level 3 Communications, Inc.,
Term Loan B	4.00%	01/15/20		2,355	2,357,920
Term Loan B-II	3.50%	05/31/22		9,554	9,472,921
Term Loan B-III	4.00%	08/01/19		4,217	4,219,335
LTS Buyer LLC,
First Lien Term Loan B	4.00%	04/13/20		688	686,610
Second Lien Term Loan	8.00%	04/12/21		80	80,617
Nextgen Finance, LLC, Term Loan B	5.00%	05/31/21		2,831	2,491,571
NTELOS Inc., Term Loan B	5.75%	11/09/19		5,934	5,926,762
SBA Senior Finance II LLC, Incremental Term Loan B	3.25%	06/10/22		247	244,174
Syniverse Holdings, Inc.,
Term Loan	4.00%	04/23/19		4,529	4,200,389
Term Loan	4.00%	04/23/19		1,015	942,488
U.S. Telepacific Corp., Term Loan	6.00%	11/25/20		4,042	4,050,339
XO Communications, LLC, Term Loan	4.25%	03/20/21		1,340	1,334,442
Yankee Cable Acquisition, LLC, Term Loan	4.25%	03/01/20		4,262	4,263,937
Zayo Group, LLC, Term Loan	3.75%	05/06/21		8,103	8,069,300
					84,739,959

Utilities–5.30%
Aria Energy Operating LLC, Term Loan	5.00%	05/27/22		922	917,380
Calpine Construction Finance Co., L.P., Term Loan B-2	3.25%	01/31/22		3,413	3,348,634
Calpine Corp., Term Loan	3.50%	05/27/22		2,504	2,478,181
Dynegy Inc., Term Loan B-2	4.00%	04/23/20		875	875,258
Energy Future Intermediate Holding Co. LLC, DIP Term Loan	4.25%	06/19/16		1,367	1,369,614
Granite Acquisition, Inc.,
First Lien Term Loan B	5.00%	12/17/21		5,271	5,282,059
First Lien Term Loan C	5.00%	12/17/21		232	232,422
Second Lien Term Loan B	8.25%	12/17/22		930	933,602
Southeast PowerGen LLC, Term Loan B	4.50%	12/02/21		1,024	1,030,370

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Utilities–(continued)
Texas Competitive Electric Holdings Co. LLC,
DIP Revolver Loan(e)(g)	0.00%	05/05/16		$17,778	$17,670,933
Term Loan(g)	4.67%	10/10/17		6,894	3,149,525
TPF II Power, LLC, Term Loan	5.50%	10/02/21		8,041	8,067,536
USIC Holding, Inc., First Lien Term Loan	4.00%	07/10/20		878	872,447
					46,227,961
Total Variable Rate Senior Loan Interests					1,113,821,380

Bonds & Notes–10.96%
Aerospace & Defense–0.23%
LMI Aerospace, Inc.	7.38%	07/15/19		2,089	2,026,330

Business Equipment & Services–0.27%
ADT Corp.	6.25%	10/15/21		1,428	1,481,550
First Data Corp.(j)	6.75%	11/01/20		851	897,805
					2,379,355

Cable & Satellite Television–1.33%
Altice Financing S.A. (Luxembourg)(j)	6.63%	02/15/23		490	490,000
Charter Communications Operating LLC(j)	4.91%	07/23/25		1,086	1,078,276
UPC Broadband Holdings, B.V. (Netherlands)(j)	6.88%	01/15/22		237	255,068
UPC Broadband Holdings, B.V. (Netherlands)(j)	7.25%	11/15/21		5,276	5,671,485
Virgin Media Investment Holdings Ltd. (United Kingdom)(j)	5.50%	01/15/25	GBP	1,485	2,301,520
YPSO Holding S.A. (France)(j)	5.63%	05/15/24	EUR	500	574,367
Ziggo B.V. (Netherlands)(j)	7.13%	05/15/24	EUR	1,000	1,228,048
					11,598,764

Chemicals & Plastics–1.05%
Chemours Co., (The)(j)	6.63%	05/15/23		532	465,500
Hexion Specialty Chemicals, Inc.	6.63%	04/15/20		8,958	8,375,730
Ineos Holdings Ltd.(j)	6.13%	08/15/18		343	344,715
					9,185,945

Clothing & Textiles–0.02%
SMCP S.A.S. (France)(j)	8.88%	06/15/20	EUR	150	180,947

Containers & Glass Products–0.55%
Ardagh Glass Finance PLC(j)	4.25%	01/15/22	EUR	500	564,296
Ardagh Glass Finance PLC(j)	6.25%	01/31/19		921	944,025
Ardagh Glass Finance PLC(j)	7.00%	11/15/20		192	194,880
Reynolds Group Holdings Inc.	5.75%	10/15/20		2,061	2,135,711
Reynolds Group Holdings Inc.	9.88%	08/15/19		946	996,848
					4,835,760

Electronics & Electrical–0.38%
Blackboard Inc.(j)	7.75%	11/15/19		2,486	2,243,615
Blue Coat Holdings, Inc.(j)	8.38%	06/01/23		1,089	1,099,890
					3,343,505

Financial Intermediaries–0.50%
Cabot Financial S.A. (Luxembourg)(j)	6.50%	04/01/21	GBP	1,730	2,613,007
Garfunkelux Holdco 3 S.A. (Luxembourg)(j)	7.50%	08/01/22	EUR	1,585	1,787,501
					4,400,508

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–0.08%
Chiquita Brands LLC	7.88%	02/01/21		$219	$233,783
Onex Wizard US Acquisition(j)	7.75%	02/15/23	EUR	375	435,366
					669,149

Forest Products–0.10%
Verso Paper Holdings LLC	11.75%	01/15/19		2,868	849,645

Health Care–1.49%
Care UK Health & Social Care PLC (United Kingdom)(j)(k)	5.58%	07/15/19	GBP	1,906	2,838,828
Community Health Systems, Inc.	6.88%	02/01/22		548	584,990
DJO Finance LLC(j)	10.75%	04/15/20		2,773	2,821,528
DJO Finance LLC(j)	8.13%	06/15/21		2,388	2,486,505
IDH Finance PLC (United Kingdom)(j)(k)	5.57%	12/01/18	GBP	1,600	2,449,062
Kinetic Concepts, Inc.	10.50%	11/01/18		1,728	1,818,720
					12,999,633

Industrial Equipment–0.15%
Galapagos Holding S.A. (Luxembourg)(j)(k)	4.74%	06/15/21	EUR	1,250	1,343,775

Insurance–0.25%
Domestic & General Group Ltd. (United Kingdom)(j)(k)	5.59%	11/15/19	GBP	1,400	2,148,300

Leisure Goods, Activities & Movies–0.37%
Carmike Cinemas, Inc.(j)	6.00%	06/15/23		543	556,575
Corleone Capital Ltd. (United Kingdom)(j)(k)	4.98%	08/01/18	EUR	2,075	2,307,506
Corleone Capital Ltd. (United Kingdom)(j)	9.00%	08/01/18	GBP	250	398,529
					3,262,610

Lodging & Casinos–0.06%
ESH Hospitality, Inc.(j)	5.25%	05/01/25		543	528,067

Nonferrous Metals & Minerals–0.22%
TiZir Ltd. (United Kingdom)	9.00%	09/28/17		2,600	1,872,000

Oil & Gas–0.65%
Drill Rigs Holdings Inc.(j)	6.50%	10/01/17		3,862	2,915,810
FTS International, Inc.(j)(k)	7.78%	06/15/20		1,068	811,680
Pacific Drilling S.A. (Luxembourg)(j)	5.38%	06/01/20		2,587	1,861,657
Seventy Seven Operating LLC	6.50%	07/15/22		111	49,395
					5,638,542

Radio & Television–0.09%
Sinclair Television Group, Inc.	6.38%	11/01/21		777	796,425

Retailers (except Food & Drug)–1.24%
Claire’s Stores Inc.(j)	6.13%	03/15/20		682	542,190
Claire’s Stores Inc.(j)	9.00%	03/15/19		1,627	1,393,119
Guitar Center, Inc.(j)	6.50%	04/15/19		3,418	3,217,193
Matalan (United Kingdom)(j)	6.88%	06/01/19	GBP	1,750	2,537,411
New Look PLC (United Kingdom)(j)(k)	4.48%	07/01/22	EUR	500	553,286
New Look PLC (United Kingdom)(j)	8.00%	07/01/23	GBP	1,725	2,534,515
Targus Group International, Inc. (Acquired 12/16/09-12/14/14; Cost $2,596,549)(j)	10.00%	06/14/19		1,090	0
					10,777,714

Telecommunications–1.63%
Avaya Inc.(j)	7.00%	04/01/19		1,240	1,115,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–(continued)
Goodman Networks Inc.	12.13%	07/01/18		$5,089	$1,959,265
Softbank Corp. (Japan)(j)	4.75%	07/30/25	EUR	1,750	1,976,921
Wind Telecomunicazioni S.p.A. (Italy)(j)	6.50%	04/30/20		219	231,592
Wind Telecomunicazioni S.p.A. (Italy)(j)	7.00%	04/23/21	EUR	2,950	3,475,861
Wind Telecomunicazioni S.p.A. (Italy)(j)	7.38%	04/23/21		699	716,475
Windstream Corp.	6.38%	08/01/23		22	16,363
Windstream Corp.	7.50%	06/01/22		2,565	2,039,175
Zayo Group, LLC(j)	6.38%	05/15/25		2,714	2,680,075
					14,211,547

Utilities–0.30%
Calpine Corp.(j)	6.00%	01/15/22		478	513,850
Calpine Corp.(j)	7.88%	01/15/23		1	547
NRG Energy Inc.	6.25%	07/15/22		891	874,294
NRG Energy Inc.	6.63%	03/15/23		1,191	1,185,045
					2,573,736
Total Bonds & Notes					95,622,257

Structured Products–7.48%
Apidos Cinco CDO(j)(k)	4.56%	05/14/20		772	771,396
Apidos CLO IX(j)(k)	6.39%	07/15/23		2,117	2,121,435
Apidos CLO X(j)(k)	6.55%	10/30/22		2,846	2,853,010
Apidos CLO XI(j)(k)	5.42%	01/17/23		2,264	2,116,488
Apidos CLO XV(j)(k)	4.92%	10/20/25		1,500	1,363,705
Apidos Quattro CDO(j)(k)	3.89%	01/20/19		693	690,042
Ares XI CLO, Ltd.(j)(k)	6.29%	10/11/21		534	535,676
Atrium X LLC(j)(k)	4.79%	07/16/25		3,196	2,854,063
Babson CLO Ltd. 2007-I(j)(k)	3.54%	01/18/21		773	756,836
Babson CLO Ltd. 2013-II(j)(k)	4.79%	01/18/25		2,631	2,328,943
Carlyle Global Market Strategies 2012-3(j)(k)	5.79%	10/04/24		693	686,184
Carlyle High Yield Partners 2007-10(j)(k)	3.37%	04/19/22		500	478,146
Dryden Senior Loan Fund 2013-30(j)(k)	5.27%	11/14/25		1,053	953,269
Dryden XI-Leveraged Loan CDO 2006(j)(k)	4.19%	04/12/20		427	424,483
Duane Street CLO 2007-4(j)(k)	4.56%	11/14/21		364	362,602
Flagship CLO VI(j)(k)	5.03%	06/10/21		2,565	2,564,244
Flagship CLO VI(j)(k)	5.03%	06/10/21		755	755,262
Gallatin Funding CLO VII 2014-1 Ltd.(j)(k)	5.96%	07/15/23		1,619	1,620,177
Halcyon Loan Investors CLO II, Ltd.(j)(k)	3.89%	04/24/21		1,009	980,042
Highbridge Loan Management 6-2015, Ltd.(j)(k)	5.75%	05/05/27		500	447,619
ING IM CLO 2012-4, Ltd.(j)(k)	6.04%	10/15/23		3,875	3,863,658
ING IM CLO 2013-1, Ltd.(j)(k)	5.29%	04/15/24		2,200	2,029,581
ING IM CLO 2013-3, Ltd.(j)(k)	4.67%	01/18/26		1,767	1,571,587
ING Investment Management CLO III, Ltd.(j)(k)	3.79%	12/13/20		3,038	2,986,008
ING Investment Management CLO IV, Ltd.(j)(k)	4.53%	06/14/22		437	431,195
Keuka Park CLO 2013-1(j)(k)	4.79%	10/21/24		365	324,996
KKR Financial CLO 2012-1, Ltd.(j)(k)	5.68%	12/15/24		4,025	3,933,286
KKR Financial CLO 2013-1, Ltd.(j)(k)	5.04%	07/15/25		2,115	1,868,023
Madison Park Funding II, Ltd.(j)(k)	5.02%	03/25/20		500	505,984
Madison Park Funding IX, Ltd.(j)(k)	5.52%	08/15/22		404	400,862
Madison Park Funding X, Ltd.(j)(k)	5.54%	01/20/25		1,103	1,098,890
Madison Park Funding XIV, Ltd.(j)(k)	5.04%	07/20/26		650	583,436

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Madison Park Funding XIV, Ltd.(j)(k)	5.69%	07/20/26	$950	$786,506
Magnetite CLO Ltd. 2012-6(j)(k)	5.83%	09/15/23	1,089	1,081,580
MAPS CLO Fund LLC 2007-2(j)(k)	4.54%	07/20/22	886	867,549
NewStar Commercial Loan Funding 2015-1(j)(k)	5.77%	01/20/27	1,000	1,010,184
Northwoods Capital Ltd. 2013-10 A(j)(k)	3.91%	11/04/25	619,000	584,007
Octagon Investment Partners XIV Ltd.(j)(k)	5.54%	01/15/24	1,043	1,005,063
Octagon Investment Partners XVIII Ltd.(j)(k)	5.57%	12/16/24	2,631	2,438,984
Octagon Investment Partners XXI Ltd.(j)(k)	6.91%	11/14/26	500	495,872
Pacifica CDO VI, Ltd.(j)(k)	4.07%	08/15/21	1,247	1,195,781
Regatta IV Funding Ltd. 2014-1(j)(k)	5.23%	07/25/26	930	805,625
Sierra CLO II Ltd.(k)	3.80%	01/22/21	1,829	1,836,208
Silverado CLO 2006-II Ltd.(j)(k)	4.04%	10/16/20	2,210	2,122,135
Slater Mill Loan Fund, L.P.(j)(k)	5.82%	08/17/22	2,085	2,067,000
St. James River CLO Ltd. 2007-1(j)(k)	4.59%	06/11/21	263	259,914
Symphony CLO VIII, Ltd.(j)(k)	6.28%	01/09/23	2,588	2,596,240
Trimaran CLO VII Ltd.(j)(k)	3.69%	06/15/21	822	798,289
Total Structured Products				65,212,065

			Shares
Common Stocks & Other Equity Interests–3.34%(l)
Aerospace & Defense–0.02%
IAP Worldwide Services(j)(m)			192	143,750

Building & Development–1.79%
Axia Inc. (Acquired 05/30/08; Cost $2,673,763)(h)(j)(m)			595	4,141,494
Building Materials Holding Corp.(j)(m)			923,526	8,465,963
Lake at Las Vegas Joint Venture, LLC,
Class A (Acquired 07/15/10; Cost $7,937,680)(j)(m)			780	0
Class B (Acquired 07/15/10; Cost $93,970)(j)(m)			9	0
Newhall Holding Co., LLC, Class A(j)(m)			346,692	1,300,095
Tamarack Resort LLC (Acquired 03/07/14; Cost $0)(j)(m)			24,000	0
WCI Communities, Inc.(m)			69,585	1,734,063
				15,641,615

Chemicals & Plastics–0.00%
Lyondell Chemical Co., Class A			383	32,700

Conglomerates–0.05%
Euramax International, Inc.(j)(m)			4,207	420,710

Drugs–0.00%
BPA Laboratories,
Class A, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(j)(m)			5,562	0
Class B, Wts. expiring 04/29/24 (Acquired 04/29/14; Cost $0)(j)(m)			8,918	0
				0

Financial Intermediaries–0.00%
RJO Holdings Corp.(j)(m)			1,482	14,816
RJO Holdings Corp., Class A(j)(m)			1,142	571
RJO Holdings Corp., Class B(j)(m)			1,667	833
				16,220

Home Furnishings–0.11%
Quality Home Brands Holdings LLC(j)(m)			4,863	972,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Senior Income Trust

	Shares	Value
Lodging & Casinos–0.57%
Twin River Management Group, Inc.(j)(m)	134,134	$5,007,625

Publishing–0.79%
Affiliated Media, Inc.(j)(m)	46,746	1,589,351
Cygnus Business Media, Inc. (Acquired 07/19/04; Cost $1,251,821)(h)(j)(m)	5,882	0
F&W Publications, Inc.(j)(m)	15,519	1,319,098
MC Communications, LLC (Acquired 07/02/09; Cost $0)(j)(m)	333,084	0
Merrill Communications LLC(j)(m)	399,283	3,240,980
Tribune Media Co., Class A	16,474	657,972
Tribune Publishing Co.	4,118	48,551
		6,855,952

Retailers (except Food & Drug)–0.00%
Targus Group International, Inc. (Acquired 12/16/09; Cost $0)(j)(m)	27,462	0

Telecommunications–0.01%
CTM Media Holdings Inc.	1,270	47,600
Total Common Stocks & Other Equity Interests		29,138,772

Preferred Stocks–0.02%(l)
Building & Development–0.01%
Tamarack Resort LLC (Acquired 03/07/14; Cost $101,952)(j)(m)	432	83,376

Financial Intermediaries–0.00%
RJO Holdings Corp., Series A-2(j)(m)	324	21,089

Utilities–0.01%
Genie Energy Ltd.	7,632	51,135
Total Preferred Stocks		155,600

Money Market Funds–0.11%
Liquid Assets Portfolio, Institutional Class, 0.12%(n)	470,661	470,661
Premier Portfolio, Institutional Class, 0.09%(n)	470,661	470,661
Total Money Market Funds		941,322
TOTAL INVESTMENTS(o)–149.64% (Cost $1,362,285,026)		1,304,891,396
BORROWINGS–(30.62)%		(267,000,000)
VARIABLE RATE TERM PREFERRED SHARES–(14.33)%		(125,000,000)
OTHER ASSETS LESS LIABILITIES–(4.69)%		(40,870,047)
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$872,021,349

Investment Abbreviations:

CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
GBP	– British Pound Sterling
LOC	– Letter of Credit
PIK	– Payment-in-Kind

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Senior Income Trust

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. Dollars unless otherwise noted.
(b)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(c)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(d)	This variable rate interest will settle after August 31, 2015, at which time the interest rate will be determined.
(e)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(f)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Cygnus Business Media, Inc., PIK Term Loan	3.25%	8.75%
Lake at Las Vegas Joint Venture, LLC, PIK Exit Revolver Loan	—	5.00
Tamarack Resort LLC, PIK Term Loan A	8.00	8.00
Tamarack Resort LLC, PIK Term Loan B	0.00	6.50

(g)	The borrower has filed for protection in federal bankruptcy court.
(h)	Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of August 31, 2015 was $4,808,091, which represented less than 1% of the Trust’s Net Assets. See Note 5.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to principal and/or interest payments. The value of this security at August 31, 2015 represented less than 1% of the Trust’s Net Assets.
(j)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2015 was $158,425,196, which represented 18.17% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2015.
(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)	The money market fund and the Trust are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2015.
(o)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Portfolio Composition†*

By credit quality, based on Total Investments

as of August 31, 2015

A-	0.1%
BBB+	0.1
BBB	0.6
BBB-	2.2
BB+	6.9
BB	12.1
BB-	15.1
B+	13.2
B	25.1
B-	9.7
CCC+	7.5
CCC	0.7
CCC-	0.1
D	0.4
Non-Rated	4.0
Equity	2.2

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.
*	Excluding money market fund holdings.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Senior Income Trust

Statement of Assets and Liabilities

August 31, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,356,085,788)	$1,299,141,983
Investments in affiliates, at value (Cost $6,199,238)	5,749,413
Total investments, at value (Cost $1,362,285,026)	1,304,891,396
Cash	9,150,519
Foreign currencies, at value (Cost $20,358,835)	20,108,796
Receivable for:
Investments sold	36,089,969
Interest and fees	9,274,085
Investments matured, at value (Cost $32,306,972)	8,165,856
Unrealized appreciation on forward foreign currency contracts outstanding	356,246
Investment for trustee deferred compensation and retirement plans	1,231
Deferred offering costs	574,399
Other assets	213,038
Total assets	1,388,825,535

Liabilities:
Variable rate term preferred shares, at liquidation preference ($0.01 par value, 1,250 shares issued with liquidation preference of $100,000 per share)	125,000,000
Payable for:
Borrowings	267,000,000
Investments purchased	122,672,853
Dividends	216,791
Accrued fees to affiliates	358
Accrued interest expense	154,519
Accrued trustees’ and officers’ fees and benefits	4,412
Accrued other operating expenses	425,504
Trustee deferred compensation and retirement plans	1,231
Unrealized depreciation on forward foreign currency contracts outstanding	488,717
Upfront commitment fees	839,801
Total liabilities	516,804,186
Net assets applicable to common shareholders	$872,021,349

Net assets applicable to common shareholders consist of:
Shares of beneficial interest	$1,559,907,021
Undistributed net investment income	(2,376,675)
Undistributed net realized gain (loss)	(603,836,766)
Net unrealized appreciation (depreciation)	(81,672,231)
$872,021,349

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	180,036,160
Net asset value per common share	$4.84
Market value per common share	$4.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Senior Income Trust

Statement of Operations

For the six months ended August 31, 2015

(Unaudited)

Investment income:
Interest	$37,320,122
Dividends	121,560
Interest and dividends from affiliates	62,920
Other income	1,254,890
Total investment income	38,759,492

Expenses:
Advisory fees	5,573,633
Administrative services fees	1,311,443
Custodian fees	183,426
Interest, facilities and maintenance fees	2,643,901
Transfer agent fees	8,615
Trustees’ and officers’ fees and benefits	16,533
Other	359,183
Total expenses	10,096,734
Less: Fees waived	(9,172)
Net expenses	10,087,562
Net investment income	28,671,930

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investment securities	(2,028,698)
Foreign currencies	51,793
Forward foreign currency contracts	569,110
(1,407,795)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(34,659,253)
Foreign currencies	(5,014)
Forward foreign currency contracts	(132,471)
(34,796,738)
Net realized and unrealized gain (loss)	(36,204,533)
Net increase (decrease) in net assets resulting from operations applicable to common shareholders	$(7,532,603)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Senior Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2015 and the year ended February 28, 2015

(Unaudited)

	August 31, 2015	February 28, 2015
Operations:
Net investment income	$28,671,930	$57,853,653
Net realized gain (loss)	(1,407,795)	(23,937,388)
Change in net unrealized appreciation (depreciation)	(34,796,738)	(12,374,675)
Net increase (decrease) in net assets resulting from operations applicable to common shareholders	(7,532,603)	21,541,590
Distributions to common shareholders from net investment income	(29,165,858)	(58,331,716)
Net increase (decrease) in net assets applicable to common shareholders	(36,698,461)	(36,790,126)

Net assets applicable to common shareholders:
Beginning of period	908,719,810	945,509,936
End of period (includes undistributed net investment income of $(2,376,675) and $(1,882,747), respectively)	$872,021,349	$908,719,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Senior Income Trust

Statement of Cash Flows

For the six months ended August 31, 2015

(Unaudited)

Cash provided by (used in) operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shareholders	$(7,532,603)

Adjustments to reconcile net increase in net assets applicable to common shareholders to net cash provided by operating activities:
Purchases of investments	(421,607,948)
Proceeds from sales of investments	451,825,696
Net change in upfront commitment fees	(113,537)
Net change in transactions of forward foreign currency contracts	132,471
Amortization of loan fees	83,384
Accretion of discount on investment securities	(2,336,268)
Increase in interest receivables and other assets	(415,483)
Decrease in accrued expenses and other payables	(90,675)
Net realized loss from investment securities	2,028,698
Net change in unrealized depreciation on investment securities	34,659,253
Net cash provided by operating activities	56,632,988

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(29,162,616)
Proceeds from borrowings	27,000,000
Repayment of borrowings	(44,000,000)
Net cash provided by (used in) financing activities	(46,162,616)
Net increase in cash and cash equivalents	10,470,372
Cash and cash equivalents at beginning of period	19,730,265
Cash and cash equivalents at end of period	$30,200,637

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,752,253

Notes to Financial Statements

August 31, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Senior Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide a high level of current income, consistent with preservation of capital. The Trust seeks to achieve its objectives by investing primarily in a portfolio of interests in floating or variable senior loans to corporations, partnerships, and other entities which operate in a variety of industries and geographic regions. The Trust borrows money for investment purposes which may create the opportunity for enhanced return, but also should be considered a speculative technique and may increase the Trust’s volatility.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible securities) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

27                         Invesco Senior Income Trust

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Trust may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

28                         Invesco Senior Income Trust

D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Term Preferred Shares (“VRTP Shares”).
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Trust may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Trust invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Trust may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Trust may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Trust may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Trust will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Trust owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

29                         Invesco Senior Income Trust

M.	Industry Focus — To the extent that the Trust invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Trust’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.
N.	Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
O.	Other Risks — The Trust may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Trust invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Trust in a corporate loan may take the form of participation interests or assignments. If the Trust purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Trust would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Trust’s rights against the Borrower but also for the receipt and processing of payments due to the Trust under the corporate loans. As such, the Trust is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Trust and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

P.	Leverage Risk — The Trust may utilize leverage to seek to enhance the yield of the Trust by borrowing or issuing preferred shares. There are risks associated with borrowing or issuing preferred shares in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments made with such leverage, the higher volatility of the net asset value of the common shares, and that fluctuations in the interest rates on the borrowing or dividend rates on preferred shares may affect the yield and distributions to the common shareholders. There can be no assurance that the Trust’s leverage strategy will be successful.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an annual fee of 0.85% based on the average daily managed assets of the Trust. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP.)

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Trust in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Trust of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2015, the Adviser waived advisory fees of $9,172.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2015, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as custodian and fund accountant and provides certain administrative services to the Trust.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

30                         Invesco Senior Income Trust

The following is a summary of the tiered valuation input levels, as of August 31, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended August 31, 2015, there were transfers from level 3 to level 2 of $31,748,797 due to third-party vendor quotations utilizing more than one market quote and from level 2 to level 3 of $19,844,078 due to third party vendor quotations utilizing single market quotes.

	Level 1	Level 2	Level 3	Total
Variable Rate Senior Loan Interests	$—	$1,025,459,364	$88,362,016	$1,113,821,380
Bonds & Notes	—	95,622,257	0	95,622,257
Structured Products	—	65,212,065	—	65,212,065
Equity Securities	3,513,342	18,014,663	8,707,689	30,235,694
	$3,513,342	$1,204,308,349	$97,069,705	$1,304,891,396
Forward Foreign Currency Contracts*	—	(132,471)	—	(132,471)
Total Investments	$3,513,342	$1,204,175,878	$97,069,705	$1,304,758,925

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended August 31, 2015:

	Value 02/28/15	Purchases	Sales	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 08/31/15
Variable Rate Senior Loan Interests	$88,682,153	$26,394,444	$(15,854,929)	$100,277	$129,035	$1,236,465	$19,423,368	$(31,748,797)	$88,362,016
Bonds & Notes	3,617,619	89,208	(3,657,523)	23,258	722,210	(794,772)	—	—	0
Equity Securities	7,303,150	—	(159,320)	—	(2,128,653)	3,271,802	420,710	—	8,707,689
Total	$99,602,922	$26,483,652	$(19,671,772)	$123,535	$(1,277,408)	$3,713,495	$19,844,078	$(31,748,797)	$97,069,705

Securities determined to be Level 3 at the end of the reporting period were valued utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Trust’s derivative investments, detailed by primary risk exposure, held as of August 31, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$356,246	$(488,717)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended August 31, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$569,110
Change in Net Unrealized Appreciation (Depreciation):
Currency risk	(132,471)
Total	$436,639

The table below summarizes the one month average notional value of forward foreign currency contracts.

Forward Foreign Currency Contracts
Average notional value	$47,091,730

31                         Invesco Senior Income Trust

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to		Notional Value	Unrealized Appreciation (Depreciation)
		Deliver	Receive
09/15/15	State Street Bank & Trust Co.	EUR 17,150,000	USD 18,759,752	$19,248,469	$(488,717)
09/15/15	State Street Bank & Trust Co.	EUR 5,600,000	USD 6,420,550	6,285,214	135,336
09/15/15	State Street Bank & Trust Co.	GBP 14,050,000	USD 21,778,957	21,558,047	220,910
Total Forward Foreign Currency Contracts — Currency Risk					$(132,471)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on the Fund’s financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of August 31, 2015.

Assets:
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Assets	Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
State Street Bank & Trust Co.	$356,246	$(356,246)	$—	$—	$—

Liabilities:
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross amounts of Recognized Liabilities	Financial Instruments	Collateral Received		Net Amount
Counterparty			Non-Cash	Cash
State Street Bank & Trust Co.	$488,717	$(356,246)	$—	$—	$132,471

NOTE 5—Investments in Other Affiliates

The 1940 Act defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Trust has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended August 31, 2015.

	Value 02/28/15	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value 08/31/15	Dividend/ Interest Income
Axia Inc., Common Shares	$3,444,794	$—	$—	$696,700	$—	$4,141,494	$—
Cygnus Business Media, Inc., Common Shares	0	—	—	—	—	0	—
Cygnus Business Media, Inc., Term Loan	39,923	77,810	(75,394)	624,164	94	666,597	58,895
Total	$3,484,717	$77,810	$(75,394)	$1,320,864	$94	$4,808,091	$58,895

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 7—Cash Balances and Borrowings

The Trust has entered into a $350 million revolving credit and security agreement which will expire on November 20, 2015. The revolving credit and security agreement is secured by the assets of the Trust.

During the six months ended August 31, 2015, the average daily balance of borrowings under the revolving credit and security agreement was $278,934,783 with a weighted interest rate of 0.86%. Expenses under the credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees.

32                         Invesco Senior Income Trust

Additionally, the Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Trust held the following unfunded loan commitments as of August 31, 2015. The Trust intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve.

Borrower	Type	Principal Amount	Value
ABG Intermediate Holdings 2 LLC	Delayed Draw Incremental Second Lien Term Loan	$52,162	$52,162
ABG Intermediate Holdings 2 LLC	Delayed Draw Incremental Term Loan	172,713	172,713
Cequel Communications, LLC	Revolver Loan	4,998,323	4,910,852
David’s Bridal, Inc.	Asset-Based Revolver Loan	1,994,854	1,815,318
Delta Air Lines, Inc.	Revolver Loan	1,075,818	1,044,889
Equinox Holdings Inc.	Revolver Loan	973,979	876,581
Getty Images, Inc.	Revolver Loan	2,844,511	2,204,496
Hearthside Group Holdings, LLC	Revolver Loan	1,374,404	1,357,980
IAP Worldwide Services	Revolver Loan	1,254,805	1,229,709
Kenan Advantage Group, Inc.	Delayed Draw Term Loan 1	55,718	55,631
Lake at Las Vegas Joint Venture, LLC	Exit Revolver Loan	19,114	14,431
Post Holdings, Inc.	Revolver Loan	2,057,149	2,051,471
Realogy Corp.	Revolver Loan	2,886,336	2,785,315
Texas Competitive Electric Holdings Co. LLC	DIP Revolver Loan	17,777,778	17,670,933
		$37,537,664	$36,242,481

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2015 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 29, 2016	$17,612,397	$—	$17,612,397
February 28, 2017	121,546,728	—	121,546,728
February 28, 2018	316,566,788	—	316,566,788
February 28, 2019	81,508,885	—	81,508,885
Not subject to expiration	378,887	64,785,839	65,164,726
	$537,613,685	$64,785,839	$602,399,524

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

33                         Invesco Senior Income Trust

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2015 was $460,488,256 and $458,815,134, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$29,048,752
Aggregate unrealized (depreciation) of investment securities	(89,296,141)
Net unrealized appreciation (depreciation) of investment securities	$(60,247,389)

Cost of investments for tax purposes is $1,365,138,785.

NOTE 11—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2015	Year ended February 28, 2015
Beginning shares	180,036,160	180,036,160
Shares issued through dividend reinvestment	—	—
Ending shares	180,036,160	180,036,160

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 12—Variable Rate Term Preferred Shares

On October 26, 2012, the Trust issued in the aggregate 1,250 VRTP Shares of the following series: (i) 2015/11-VVR C-1 (the “C-1 Series”), (ii) 2015/11-VVR C-2 (the “C-2 Series”), (iii) 2015/11-VVR C-3 (the “C-3 Series”), (iv) 2015/11-VVR C-4 (the “C-4 Series”) and (v) 2015/11-VVR L-1 (the “L-1 Series”), each with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VRTP Shares on October 26, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VRTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VRTP Shares on September 1, 2017, unless earlier redeemed, repurchased or extended. VRTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VRTP Shares. These costs were recorded as a deferred charge and were being amortized over the original 3 year life of the VRTP Shares. In addition, the Trust incurred costs in connection with the extension of the VRTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VRTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The rate for dividends was equal to the sum of an applicable base rate (defined below) plus a ratings spread of 1.20%-5.20%, which is based on the long term rating assigned to the VRTP Shares by Moody’s and Fitch.

Series	Applicable Base Rate
C-1 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CHARTA, LLC to purchase shares of the C-1 Series
C-2 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CAFCO, LLC to purchase shares of the C-2 Series
C-3 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CIESCO, LLC to purchase shares of the C-3 Series
C-4 Series	Equal to the weighted average interest rate paid or payable as interest on commercial paper notes issued by CRC Funding, LLC to purchase shares of the C-4 Series
L-1 Series	30 day London Interbank Offered Rate by Citibank in London, England

The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VRTP Shares during the six months ended August 31, 2015 were $125,000,000 and 1.42%, respectively.

The Trust is subject to certain restrictions relating to the VRTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VRTP Shares at liquidation preference.

The liquidation preference of VRTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VRTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VRTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

34                         Invesco Senior Income Trust

NOTE 13—Senior Loan Participation Commitments

The Trust invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Trust purchases a participation of a Senior Loan interest, the Trust typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Trust assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Trust and the borrower.

At the six months ended August 31, 2015, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Trust on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$2,844,511	$2,204,496
Citibank, N.A.	20,664,114	20,456,248
Goldman Sachs Lending Partners LLC	4,052,003	3,866,788
Total	$27,560,628	$26,527,532

NOTE 14—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2015:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2015	$0.026	September 14, 2015	September 30, 2015
October 1, 2015	$0.026	October 15, 2015	October 30, 2015

35                         Invesco Senior Income Trust

NOTE 15—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31, 2015		Years ended February 28,			Year ended February 29, 2012		Seven months ended February 28, 2011		Year ended July 31, 2010
			2015	2014	2013
Net asset value per common share, beginning of period	$5.05		$5.25	$5.17	$4.89	$5.03		$4.65		$3.98
Net investment income(a)	0.16		0.32	0.31	0.34	0.31		0.17		0.29
Net gains (losses) on securities (both realized and unrealized)	(0.21)		(0.20)	0.13	0.28	(0.14)		0.39		0.72
Distributions paid to preferred shareholders from net investment income	N/A		N/A	N/A	(0.01)	(0.02)		(0.01)		(0.03)
Total from investment operations	(0.05)		0.12	0.44	0.61	0.15		0.55		0.98
Dividends from net investment income	(0.16)		(0.32)	(0.36)	(0.33)	(0.29)		(0.17)		(0.29)
Return of capital	—		—	—	—	—		—		(0.02)
Total dividends and distributions paid to common shareholders	(0.16)		(0.32)	(0.36)	(0.33)	(0.29)		(0.17)		(0.31)
Net asset value per common share, end of period	$4.84		$5.05	$5.25	$5.17	$4.89		$5.03		$4.65
Market value per common share, end of period	$4.27		$4.68	$5.03	$5.57	$4.69		$5.01		$4.65
Total return at net asset value(b)	(0.71)%		2.90%	8.69%	12.93%	3.48%		12.14%
Total return at market value(c)	(5.48)%		(0.46)%	(3.34)%	26.86%	(0.35)%		11.70%		38.95%
Net assets applicable to common shares, end of period (000’s omitted)	$872,021		$908,720	$945,510	$930,435	$879,696		$904,599		$836,919
Portfolio turnover rate(d)	34%		63%	99%	103%	94%		50%		57%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.22	%(e)	2.20%	2.18%	2.06%	2.00	%(f)	2.14	%(f)(g)	2.28	%(f) (h)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.64	%(e)	1.65%	1.63%	1.65%	1.69	%(f)	1.72	%(f)(g)	1.89	%(f) (h)
Without fee waivers and/or expense reimbursements	2.22	%(e)	2.20%	2.18%	2.06%
Ratio of net investment income before preferred share dividends	6.34	%(e)	6.22%	5.98%	6.86%	6.35%		6.16	%(g)	6.38	%(h)
Preferred share dividends	N/A		N/A	N/A	0.29%	0.39%		0.41	%(g)	0.61%
Ratio of net investment income after preferred share dividends	6.34	%(e)	6.22%	5.98%	6.57%	5.96%		5.75	%(g)	5.77	%(h)

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$125,000		$125,000	$125,000	$125,000	$200,000		$200,000		$200,000
Total borrowings (000’s omitted)	$267,000		$284,000	$277,000	$207,000	$156,000		$214,000		$230,000
Asset coverage per $1,000 unit of senior indebtedness(i)	$4,734		$4,640	$4,865	$6,099	$7,921		$6,162		$5,509
Asset coverage per preferred share(j)	$797,617		$826,976	$856,408	$844,348	$134,962		$138,075		$129,620
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Calculation includes the proceeds from principal repayments and sales of variable rate senior loan interests and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $900,528.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Annualized.
(h)	Subsequent to issuance of its July 31, 2010 financial statements, the Trust identified an error solely related to the expense and net investment income ratios included within the financial highlights for the fiscal year ended July 31, 2010. The financial highlights above reflect the revised ratios.
(i)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares and borrowings) from the Trust’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
(j)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.
N/A	= Not Applicable

36                         Invesco Senior Income Trust

NOTE 16—Legal Proceedings

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

Pending Litigation and Regulatory Inquiries

The Trust is named as a defendant in an adversary proceeding in the Bankruptcy Court of the Southern District of Florida. The complaint was filed on July 14, 2008 by the Official Committee of Unsecured Creditors of TOUSA, Inc., on behalf of certain subsidiaries of TOUSA, Inc. (the “Conveying Subsidiaries”), and filed as amended on October 17, 2008. The Committee made allegations against the Trust in two separate capacities: as “Transeastern Lenders” and as “First Lienholders” (collectively, the “Lenders”). The Transeastern Lenders loaned money to form a joint venture between TOUSA, Inc. and Falcone/Ritchie LLC. TOUSA, Inc. later repaid the loans from the Transeastern Lenders as part of a global settlement of claims against it. The repayment was financed using proceeds of new loans (the “New Loans”), for which the Conveying Subsidiaries conveyed first and second priority liens on their assets to two groups of lienholders (the First and Second Lienholders, collectively “New Lenders”). The Conveying Subsidiaries were not obligated on the original debt to the Transeastern Lenders. The Committee alleged, inter alia, that both the repayment to the Transeastern Lenders and the grant of liens to the First and Second Lienholders should be avoided as fraudulent transfers under the bankruptcy laws. More specifically, the Committee alleged: (1) that the Conveying Subsidiaries’ transfer of liens to secure the New Loans was a fraudulent transfer under 11 U.S.C. § 548 because the Conveying Subsidiaries were insolvent at the time of the transfer and did not receive reasonably equivalent value for the liens; and (2) that the Transeastern Lenders were, under 11 U.S.C. § 550, entities for whose benefit the liens were fraudulently transferred to the New Lenders. The case was tried in 2009 and on October 13, 2009, the Bankruptcy Court rendered a Final Judgment against the Lenders, which was later amended on October 30, 2009, requiring the Lenders to post bonds equal to 110% of the damages and disgorgement ordered against them. The Transeastern Lenders and First Lienholders separately appealed the decision to the District Court for the Southern District of Florida. On February 11, 2011, the District Court, issued an order in the Transeastern Lenders’ appeal that: 1) quashed the Bankruptcy Court’s Order as it relates to the liability of the Transeastern Lenders; 2) made null and void the Bankruptcy Court’s imposition of remedies as to the Transeastern Lenders; 3) discharged all bonds deposited by Transeastern Lenders, unless any further appeals are filed, in which case the bonds would remain in effect pending resolution of appeals; 4) dismissed as moot additional appeal proceedings of the Transeastern Lenders that were contingent upon the District Court’s decision concerning liability; and 5) closed all District Court appeal proceedings concerning the Transeastern Lenders. The Plaintiff appealed to the Eleventh Circuit Court of Appeals. In a decision filed on May 15, 2012, the Eleventh Circuit reversed the District Court’s opinion, affirmed the liability findings of the Bankruptcy Court against the Transeastern Lenders, and remanded the case to the District Court to review the remedies ordered by the Bankruptcy Court. The appeal of the Transeastern Lenders is currently pending before the District Court. The First Lienholders, having paid its obligations under the bankruptcy plan, have been fully and finally released pursuant to a court order dated August 30, 2013.

Management of Invesco and the Trust believe that the outcome of the proceedings described above will have no material adverse effect on the Trust or on the ability of Invesco to provide ongoing services to the Trust.

37                         Invesco Senior Income Trust

Tax Information

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Trust designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal years ended February 28, 2015 and 2014:

Non-Resident Alien Shareholders
	February 28, 2015	February 28, 2014
Qualified Interest Income*	81%	76%

*	The above percentages are based on income dividends paid to shareholders during the Trust’s fiscal year ends.

38                         Invesco Senior Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Senior Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 9-10, 2015, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2015.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the performance and investment management services provided by Invesco Advisers and the Affiliated Sub-Advisers to a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Board also receives a report and this independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 10, 2015, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Senior Secured Management, Inc. currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Closed End Loan Participation Fund Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

39                         Invesco Senior Income Trust

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual management fee rate for Class A shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund and above the rate of five other funds.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to certain other types of client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the

Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

40                         Invesco Senior Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Senior Income Trust (the “Fund”) was held on August 26, 2015. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	James T. Bunch	156,450,884	3,325,858
	Bruce L. Crockett	156,440,399	3,336,343
	Rodney F. Dammeyer	156,429,997	3,346,745
	Jack M. Fields	156,572,220	3,204,522
	Martin L. Flanagan	156,565,771	3,210,971
(2)	David C. Arch	1,250	0

41                         Invesco Senior Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-08743 VK-CE-SINC-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Senior Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	November 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.